First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
July 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 82.7%
	Brazil – 14.0%
34,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/23	$6,702,844
63,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	12,716,616
79,450,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	15,810,748
23,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,617,554
				39,847,762
	Chile – 4.8%
465,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	635,031
6,670,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP) (a) (b)	4.70%	09/01/30	8,999,794
2,910,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	5.00%	03/01/35	3,965,070
				13,599,895
	Colombia – 8.5%
4,201,000,000	Colombian TES (COP)	7.00%	05/04/22	1,120,301
28,690,000,000	Colombian TES (COP)	7.50%	08/26/26	7,870,784
24,500,000,000	Colombian TES (COP)	6.00%	04/28/28	6,115,793
33,300,000,000	Colombian TES (COP)	7.75%	09/18/30	9,048,697
				24,155,575
	Czech Republic – 2.5%
114,920,000	Czech Republic Government Bond (CZK) (b)	2.40%	09/17/25	5,530,620
30,800,000	Czech Republic Government Bond (CZK) (b)	2.50%	08/25/28	1,517,261
				7,047,881
	Hungary – 3.6%
2,066,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	8,918,991
350,000,000	Hungary Government Bond (HUF)	3.00%	08/21/30	1,219,173
				10,138,164
	Indonesia – 8.9%
44,770,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	3,521,236
47,177,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	3,831,331
52,440,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	3,816,291
140,993,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	11,014,755
40,076,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	3,096,485
				25,280,098
	Israel – 1.9%
7,900,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	3,184,936
6,605,000	Israel Government Bond - Fixed (ILS)	2.25%	09/28/28	2,254,838
				5,439,774
	Malaysia – 3.7%
15,240,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	3,810,200
27,280,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	6,794,614
				10,604,814
	Mexico – 4.3%
51,250,000	Mexican Bonos (MXN)	8.50%	05/31/29	2,837,166
108,920,000	Mexican Bonos (MXN)	7.75%	05/29/31	5,808,976
56,510,000	Mexican Bonos (MXN)	10.00%	11/20/36	3,548,705
				12,194,847

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru – 4.5%
6,670,000	Peru Government Bond (PEN)	8.20%	08/12/26	$1,973,910
28,175,000	Peru Government Bond (PEN)	6.95%	08/12/31	7,320,361
14,860,000	Peru Government Bond (PEN)	6.90%	08/12/37	3,538,081
				12,832,352
	Philippines – 1.8%
60,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	1,212,436
170,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	4,027,522
				5,239,958
	Poland – 3.4%
545,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	152,904
33,350,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	9,508,970
				9,661,874
	Romania – 3.6%
19,260,000	Romania Government Bond (RON)	5.85%	04/26/23	4,915,182
15,800,000	Romania Government Bond (RON)	4.50%	06/17/24	4,003,119
4,690,000	Romania Government Bond (RON)	5.80%	07/26/27	1,298,850
				10,217,151
	South Africa – 11.6%
167,675,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	13,051,212
44,210,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	2,757,275
170,470,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	10,565,816
37,640,000	Republic of South Africa Government Bond (ZAR)	8.50%	01/31/37	2,198,434
72,800,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	4,358,544
				32,931,281
	Thailand – 2.8%
48,470,000	Thailand Government Bond (THB)	3.63%	06/16/23	1,560,596
53,400,000	Thailand Government Bond (THB)	1.60%	12/17/29	1,655,988
134,600,000	Thailand Government Bond (THB)	3.65%	06/20/31	4,894,716
				8,111,300
	Turkey – 2.8%
36,800,000	Turkey Government Bond (TRY)	9.00%	05/04/22	4,111,939
39,580,000	Turkey Government Bond (TRY)	10.60%	02/11/26	3,748,498
				7,860,437
	Total Foreign Sovereign Bonds and Notes			235,163,163
	(Cost $251,174,368)
FOREIGN CORPORATE BONDS AND NOTES – 6.2%
	Supranationals – 6.2%
100,000,000	African Development Bank (ZAR)	(c)	04/05/46	881,155
723,500,000	Asian Development Bank (INR)	6.20%	10/06/26	10,048,692
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	696,946

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Supranationals (Continued)
337,000,000	International Finance Corp. (INR)	6.30%	11/25/24	$4,705,954
83,500,000	International Finance Corp. (MXN)	(c)	02/22/38	1,234,489
	Total Foreign Corporate Bonds and Notes			17,567,236
	(Cost $18,298,341)

Total Investments – 88.9%	252,730,399
(Cost $269,472,709) (d)
Net Other Assets and Liabilities – 11.1%	31,567,142
Net Assets – 100.0%	$284,297,541

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2021	Sale Value as of 7/31/2021	Unrealized Appreciation/ (Depreciation)
08/18/21	BBH	CNH	37,500,000	USD	5,784,496	$ 5,793,712	$ 5,784,496	$ 9,216
08/18/21	SG	IDR	53,000,000,000	USD	3,651,496	3,660,790	3,651,496	9,294
08/18/21	SG	INR	622,300,000	USD	8,327,017	8,350,230	8,327,017	23,213
08/18/21	SG	KRW	4,000,000,000	USD	3,486,325	3,470,405	3,486,325	(15,920)
08/18/21	BBH	MXN	178,820,000	USD	8,891,939	8,964,848	8,891,939	72,909
08/18/21	SG	PHP	181,530,000	USD	3,613,224	3,629,890	3,613,224	16,666
08/18/21	BBH	RON	8,950,000	USD	2,142,902	2,158,159	2,142,902	15,257
08/18/21	BNS	RUB	1,035,900,000	USD	13,932,199	14,133,775	13,932,199	201,576
08/18/21	SG	RUB	996,900,000	USD	13,397,528	13,594,154	13,397,528	196,626
08/18/21	BBH	TRY	39,025,210	USD	4,478,702	4,595,612	4,478,702	116,910
08/18/21	BNS	USD	9,303,019	BRL	48,385,000	9,303,019	9,271,312	31,707
08/18/21	BBH	USD	3,321,661	HUF	1,003,000,000	3,321,661	3,315,790	5,871
08/18/21	BBH	USD	2,803,553	ILS	9,200,000	2,803,553	2,846,284	(42,731)
08/18/21	BNS	USD	1,312,469	PEN	5,200,000	1,312,469	1,280,292	32,177
08/18/21	BBH	USD	5,206,270	PLN	20,120,000	5,206,270	5,222,831	(16,561)
08/18/21	BBH	USD	6,298,861	THB	205,200,000	6,298,861	6,242,668	56,193
08/18/21	BBH	USD	1,373,610	ZAR	20,000,000	1,373,610	1,362,500	11,110
Net Unrealized Appreciation (Depreciation)								$723,513

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $8,999,794 or 3.2% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon bond.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,159,112 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,177,909. The net unrealized depreciation was $16,018,797. The unrealized amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 235,163,163	$ —	$ 235,163,163	$ —
Foreign Corporate Bonds and Notes*	17,567,236	—	17,567,236	—
Total Investments	252,730,399	—	252,730,399	—
Forward Foreign Currency Contracts	798,725	—	798,725	—
Total	$ 253,529,124	$—	$ 253,529,124	$—

LIABILITIES TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (75,212)	$ —	$ (75,212)	$ —

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Credit Quality †	% of Total Investments (including cash)
AAA	6.8%
AA	2.7
AA-	2.1
A+	5.3
A	7.8
A-	8.1
BBB+	6.7
BBB	23.0
BBB-	4.0
BB	28.1
BB-	3.0
Cash	2.4
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Currency Exposure Diversification	% of Total Investments (including cash)††
ZAR	12.5%
BRL	12.0
IDR	11.2
RUB	10.7
COP	9.3
INR	9.2
MXN	8.6
CLP	5.3
RON	4.9
TRY	4.8
PEN	4.4
MYR	4.1
PHP	3.4
CZK	2.7
HUF	2.6
CNH	2.2
PLN	1.7
KRW	1.3
ILS	1.0
THB	0.8
USD	(12.7)
Total	100.0%

††	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand